Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Schedule of components of accrued expenses

	December 31, 2022	September 30, 2022

	(in thousands)
Accrued payroll and payroll related liabilities	$2,864	2,904
Accrued bonuses	1,205	1,208
Taxes payable	843	897
Other accrued expenses	1,312	3,893

Total accrued expenses	$6,224	8,902

MARIADB CORPORATION AB [Member]
Schedule of components of accrued expenses

	September 30, 2022	September 30, 2021
	(in thousands)
Accrued payroll and payroll related liabilities	$2,904	$2,310
Accrued bonuses	1,208	1,206
Taxes payable	897	1,429
Other accrued expenses	3,893	1,236
Accrued interest	—	593

Total accrued expenses	$8,902	$6,774